AMERITAS VARIABLE LIFE INSURANCE COMPANY
                          SEPARATE ACCOUNT V (ENCORE!)
                   Supplement to Prospectus dated May 1, 1998

The prospectus is amended at pages 6, 9, 21, 30 and Appendix A to disclose that the current mortality and expense risk charge is charged at an annual rate of
 .70% for policy years 1 - 4, .45% for policy years 5 - 20, and .30% for the years thereafter; and the total daily charge for mortality and expense risks and administrative expenses is at an annual rate of .70% for policy years 1 - 20, and .45% for the years thereafter. The maximum charge is 1.15%.

The prospectus is further amended at page 33, under the section "Distribution of the Policies," to disclose that during the first Policy Year, the commission may equal an amount up to 95% of the first year target premium paid plus the first year cost of any riders and 2% for premiums paid in excess of the first year target premium.

Appendix A, appearing at pages 77 - 81 of the prospectus, is amended by replacing current Appendix A, in its entirety, with the following revised Appendix A.

APPENDIX A

ILLUSTRATIONS OF DEATH BENEFITS AND CASH VALUES

The following tables illustrate how the cash values and death benefits of a Policy may change with the investment experience of the Fund. The tables show how the cash values and death benefits of a Policy issued to an Insured of a given age and specified underwriting risk classification who pays the given premium at issue would vary over time if the investment return on the assets held in each portfolio of the Funds were a uniform, gross, after-tax annual rate of 0%, 6%, or 12%. The tables on pages 78 through 81 illustrate a Policy issued to a male, age 45, under a Preferred rate non-tobacco underwriting risk classification. This policy provides for a standard tobacco use and non-tobacco use, and preferred non-tobacco classification and different rates for certain specified amounts. The cash values and death benefits would be different from those shown if the gross annual investment rates of return averaged 0%, 6%, and 12% over a period of years, but fluctuated above and below those averages for individual policy years, or if the Insured were assigned to a different underwriting risk classification.

The second column of the tables shows the accumulated value of the premiums paid at 5%. The following columns show the death benefits and the cash values for uniform hypothetical rates of return shown in these tables. The tables on pages 78 and 80 are based on the current cost of insurance rates, current expense deductions and the maximum percent of premium loads. These reflect the basis on which AVLIC currently sells its Policies. The maximum allowable cost of insurance rates under the Policy are based upon the 1980 Commissioner's Standard Ordinary Smoker and Non-Smoker, Male and Female Mortality Tables (Smoker is referenced for tobacco use rates; Non-Smoker is referenced for non-tobacco use rates). Since these are recent tables and are split to reflect tobacco use and sex, the current cost of insurance rates used by AVLIC are at this time equal to the maximum cost of insurance rates for many ages. AVLIC anticipates reflecting future improvements in actual mortality experience through adjustments in the current cost of insurance rates actually applied. AVLIC also anticipates reflecting any future improvements in expenses incurred by applying lower percent of premiums of loads and other expense deductions. The death benefits and cash values shown in the tables on pages 79 and 81 are based on the assumption that the maximum allowable cost of insurance rates as described above and maximum allowable expense deductions are made throughout the life of the Policy.

The amounts shown for the death benefits, surrender values and accumulation values reflect the fact that the net investment return of the Subaccounts is lower than the gross, after-tax return of the assets held in the Funds as a result of expenses paid by the Fund and charges levied against the Subaccounts. The values shown take into account an average of the expenses paid by each portfolio available for investment (the equivalent to an annual rate of .87% of the aggregate average daily net assets of the Fund) and the daily charge by
AVLIC  to  each  Subaccount  for  assuming   mortality  and  expense  risks  and
administrative  expenses  (which is  equivalent to a charge at an annual rate of
 .70% for policy years 1-20 and .45% thereafter on pages 78 and 80 and at an annual rate of 1.15% on pages 79 and 81 of the average net assets of the Subaccounts). A portion of the brokerage commissions that certain Fidelity Funds pay was used to reduce funds expenses. In addition, certain Fidelity Funds have entered into arrangements with their custodian and transfer agent whereby interest earned on uninvested cash balances was used to reduce custodian and transfer agent expenses. Without these reductions, expenses would have been higher. The Investment Advisor or other affiliates of the various funds have agreed to reimburse the portfolios to the extent that the aggregate operating expenses (certain portfolio's may exclude certain items) were in excess of an annual rate of .28% for the Index 500 Portfolio, 1.25% for the Alger American Income and Growth and Alger American Balanced Portfolio; 1.50% for the Alger American Small Capitalization, Alger American Mid-Cap Growth, Alger American Leveraged All Cap, and Alger American Growth Portfolios; 1.75% for the Morgan Stanley Emerging Markets Equity, 1.20% for the Morgan Stanley Asian Equity, 1.15% for the Morgan Stanley Global Equity and Morgan Stanley International Magnum, 1.10% for the Morgan Stanley U.S. Real Estate Portfolios of daily net
assets.   MFS  has  agreed  to  bear  expenses  for  each  series,   subject  to
reimbursement by each series, such that each series "Other Expenses" shall not exceed .25% of the average daily net assets of the series during the current fiscal year. These agreements are expected to continue in future years but may be terminated at any time. As long as the expense limitations continue for a portfolio, if a reimbursement occurs, it has the effect of lowering the portfolio's expense ratio and increasing its total return. The illustrated gross annual investment rates of return of 0%, 6%, and 12% were computed after deducting fund expenses and correspond to approximate net annual rates of -1.57%, 4.43%, and 10.43% respectively, for years 1-20 and -1.32%, 4.68%, and
10.68% for the years thereafter respectively, on pages 78 and 80 and -2.02%, 3.98%, and 9.98% respectively, on pages 79 and 81.

The hypothetical values shown in the tables do not reflect any charges for Federal Income tax burden attributable to the Separate Account, since AVLIC is not currently making such charges. However, such charges may be made in the future and, in that event, the gross annual investment rate of return would have to exceed 0 percent, 6 percent, or 12 percent by an amount sufficient to cover the tax charges in order to produce the death benefits and values illustrated. (See Federal Tax Matters, page 33.)

The tables illustrate the policy values that would result based upon the hypothetical investment rates of return if premiums are paid as indicated, if all net premiums are allocated to the Separate Account, and if no policy loans have been made. The tables are also based on the assumptions that the policyowner has not requested an increase or decrease in the initial Specified Amount, that no partial withdrawals have been made, and that no more than fifteen transfers have been made in any policy year so that no transfer charges have been incurred. Illustrated values would be different if the proposed Insured were female, a tobacco user, in substandard risk classification, or were another age, or if a higher or lower premium was illustrated.

Upon request, AVLIC will provide comparable illustration based upon the proposed Insured's age, sex and underwriting classification, the Specified Amount, the death benefit option, and planned periodic premium schedule requested, and any available riders requested. In addition, upon client request, illustrations may be furnished reflecting allocation of premiums to specified Subaccounts. Such illustrations will reflect the expenses of the portfolio in which the Subaccount invests.
                                                                  ENCORE!     77

ILLUSTRATION OF POLICY VALUES
AMERITAS VARIABLE LIFE INSURANCE COMPANY

                                            ENDOWMENT AT AGE 100

Male Issue Age: 45                            Nontobacco                                   Preferred Underwriting Class

                                    PLANNED PERIODIC ANNUAL PREMIUM: $6000
                                      INITIAL SPECIFIED AMOUNT: $500000
                                            DEATH BENEFIT OPTION: A

                           USING CURRENT SCHEDULE OF COST OF INSURANCE RATES

                              0% Hypothetical Gross           6% Hypothetical Gross         12% Hypothetical Gross
                             Annual Investment Return       Annual Investment Return       Annual Investment Return
                                 (-1.57% Net)                   ( 4.43% Net)                     (10.43% Net)
                         -----------------------------     --------------------------     --------------------------
           Accumulated
 End Of    Premiums At    Accumu-     Cash                 Accumu-     Cash              Accumu-     Cash
 Policy    5% Interest     lation   Surrender    Death     lation    Surrender   Death    lation   Surrender   Death
  Year      Per Year       Value      Value     Benefit     Value      Value    Benefit   Value      Value    Benefit
  ----      --------       -----      -----     -------     -----      -----    -------   -------    ------   ---------
    1           6300        4417          0      500000      4723          0     500000      5029         0      500000
    2          12915        8658       1943      500000      9546       2831     500000     10473      3758      500000
    3          19860       12724       6009      500000     14474       7759     500000     16374      9659      500000
    4          27153       16619       9904      500000     19512      12797     500000     22784     16069      500000
    5          34811       20342      13627      500000     24665      17950     500000     29756     23041      500000
    6          42852       23897      17854      500000     29940      23896     500000     37355     31312      500000
    7          51294       27279      21907      500000     35336      29964     500000     45644     40272      500000
    8          60159       30496      25796      500000     40867      36167     500000     54708     50007      500000
    9          69467       33543      29514      500000     46534      42505     500000     64626     60597      500000
   10          79240       36418      33061      500000     52342      48984     500000     75494     72136      500000

   15         135944       48163      48163      500000     83703      83703     500000    148287    148287      500000
   20         208315       54513      54513      500000    118901     118901     500000    267208    267208      500000

 Ages
   60         135944       48163      48163      500000     83703      83703     500000    148287    148287      500000
   65         208315       54513      54513      500000    118901     118901     500000    267208    267208      500000
   70         300680       49520      49520      500000    155435     155435     500000    470885    470885      546227
   75         418564       22804      22804      500000    186866     186866     500000    819592    819592      876964

1) Assumes an annual $6000 premium is paid at the beginning of each policy year. Values would be different if premiums with a different frequency or in different amounts.

2) Assumes that no policy loan has been made. Excessive loans or withdrawals may cause this policy to lapse because of insufficient cash value.

THE HYPOTHETICAL INVESTMENT RATES OF RETURN SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS MADE BY AN OWNER, DEATH BENEFIT OPTION SELECTED,
PREVAILING INTEREST RATES AND RATES OF INFLATION. THE DEATH BENEFIT AND CASH VALUE FOR A CONTRACT WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL RATES OF RETURN AVERAGED 0%, 6%, AND 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL CONTRACT YEARS. NO REPRESENTATIONS CAN BE MADE BY AVLIC OR THE FUNDS THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.


78    ENCORE!

ILLUSTRATION OF POLICY VALUES
AMERITAS VARIABLE LIFE INSURANCE COMPANY

                                            ENDOWMENT AT AGE 100

Male Issue Age: 45                            Nontobacco                                   Preferred Underwriting Class

                                    PLANNED PERIODIC ANNUAL PREMIUM: $6000
                                      INITIAL SPECIFIED AMOUNT: $500000
                                            DEATH BENEFIT OPTION: A

                              USING MAXIMUM ALLOWABLE SCHEDULE OF COST OF INSURANCE RATES

                              0% Hypothetical Gross           6% Hypothetical Gross         12% Hypothetical Gross
                             Annual Investment Return       Annual Investment Return       Annual Investment Return
                                 (-2.02% Net)                   ( 3.98% Net)                     ( 9.98% Net)
                         -----------------------------     --------------------------     --------------------------
           Accumulated
 End Of    Premiums At    Accumu-     Cash                 Accumu-     Cash              Accumu-     Cash
 Policy    5% Interest     lation   Surrender    Death     lation    Surrender   Death    lation   Surrender   Death
  Year      Per Year       Value      Value     Benefit     Value      Value    Benefit   Value      Value    Benefit
  ----      --------       -----      -----     -------     -----      -----    -------   -------   -------   --------
    1           6300        4417          0      500000      4723          0     500000      5029         0     500000
    2          12915        8045       1330      500000      8911       2196     500000      9815      3100     500000
    3          19860       11496       4781      500000     13161       6446     500000     14974      8259     500000
    4          27153       14743       8028      500000     17446      10731     500000     20514     13799     500000
    5          34811       17770      11055      500000     21749      15034     500000     26458     19743     500000
    6          42852       20575      14532      500000     26066      20022     500000     32843     26800     500000
    7          51294       23131      17759      500000     30365      24993     500000     39687     34315     500000
    8          60159       25410      20710      500000     34617      29917     500000     47011     42310     500000
    9          69467       27392      23363      500000     38797      34768     500000     54844     50815     500000
   10          79240       29039      25682      500000     42865      39507     500000     63210     59852     500000

   15         135944       31349      31349      500000     60322      60322     500000    114604    114604     500000
   20         208315       19663      19663      500000     67950      67950     500000    187786    187786     500000

 Ages
   60         135944       31349      31349      500000     60322      60322     500000    114604    114604     500000
   65         208315       19663      19663      500000     67950      67950     500000    187786    187786     500000
   70         300680          0*         0*          0*     52180      52180     500000    297322    297322     500000
   75         418564          0*         0*          0*        0*         0*         0*    484485    484485     518399

* In the absence of an additional premium the Policy would lapse.

1) Assumes an annual $6000 premium is paid at the beginning of each policy year. Values would be different if premiums with a different frequency or in different amounts.

2) Assumes that no policy loan has been made. Excessive loans or withdrawals may cause this policy to lapse because of insufficient cash value.

THE HYPOTHETICAL INVESTMENT RATES OF RETURN SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS MADE BY AN OWNER, DEATH BENEFIT OPTION SELECTED,
PREVAILING INTEREST RATES AND RATES OF INFLATION. THE DEATH BENEFIT AND CASH VALUE FOR A CONTRACT WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL RATES OF RETURN AVERAGED 0%, 6%, AND 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL CONTRACT YEARS. NO REPRESENTATIONS CAN BE MADE BY AVLIC OR THE FUNDS THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

                                                                   ENCORE!    79

ILLUSTRATION OF POLICY VALUES
AMERITAS VARIABLE LIFE INSURANCE COMPANY

                                            ENDOWMENT AT AGE 100

Male Issue Age: 45                            Nontobacco                                   Preferred Underwriting Class

                                    PLANNED PERIODIC ANNUAL PREMIUM: $20000
                                      INITIAL SPECIFIED AMOUNT: $500000
                                            DEATH BENEFIT OPTION: B

                           USING CURRENT SCHEDULE OF COST OF INSURANCE RATES

                              0% Hypothetical Gross           6% Hypothetical Gross         12% Hypothetical Gross
                             Annual Investment Return       Annual Investment Return       Annual Investment Return
                                 (-1.57% Net)                   ( 4.43% Net)                     (10.43% Net)
                         ------------------------------    ---------------------------    ---------------------------
           Accumulated
 End Of    Premiums At    Accumu-     Cash                 Accumu-     Cash              Accumu-     Cash
 Policy    5% Interest     lation   Surrender    Death     lation    Surrender   Death    lation   Surrender   Death
  Year      Per Year       Value      Value     Benefit     Value      Value    Benefit   Value      Value    Benefit
  ----      --------       -----      -----     -------     -----      -----    -------   -------    ------   --------
    1          21000       17702      10987      517702     18818      12103     517702     19934     13219     519934
    2          43050       35007      28292      535007     38346      31631     535007     41821     35106     541821
    3          66202       51918      45203      551918     58613      51898     551918     65860     59145     565860
    4          90512       68439      61724      568439     79650      72935     568439     92274     85559     592274
    5         116038       84573      77858      584573    101486      94771     584573    121307    114592     621307
    6         142840      100325      94281      600325    124158     118114     600325    153232    147188     653232
    7         170982      115692     110320      615692    147691     142319     615692    188339    182967     688339
    8         200531      130684     125983      630684    172130     167429     630684    226967    222267     726967
    9         231557      145298     141269      645298    197503     193474     645298    269472    265443     769472
   10         264135      159534     156177      659534    223848     220490     659534    316253    312896     816253

   15         453149      225060     225060      725060    371504     371504     725060    631417    631417    1131417
   20         694384      280261     280261      780261    548788     548788     780261   1142035   1142035    1642035

 Ages
   60         453149      225060     225060      725060    371504     371504     725060    631417    631417    1131417
   65         694384      280261     280261      780261    548788     548788     780261   1142035   1142035    1642035
   70        1002268      322047     322047      822047    772003     772003     822047   2010178   2010178    2510178
   75        1395214      338324     338324      838324   1029823    1029823     838324   3440491   3440491    3940491

1) Assumes an annual $20000 premium is paid at the beginning of each policy year. Values would be different if premiums with a different frequency or in different amounts.

2) Assumes that no policy loan has been made. Excessive loans or withdrawals may cause this policy to lapse because of insufficient cash value.

THE HYPOTHETICAL INVESTMENT RATES OF RETURN SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS MADE BY AN OWNER, DEATH BENEFIT OPTION SELECTED,
PREVAILING INTEREST RATES AND RATES OF INFLATION. THE DEATH BENEFIT AND CASH VALUE FOR A CONTRACT WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL RATES OF RETURN AVERAGED 0%, 6%, AND 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL CONTRACT YEARS. NO REPRESENTATIONS CAN BE MADE BY AVLIC OR THE FUNDS THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.


80    ENCORE!

ILLUSTRATION OF POLICY VALUES
AMERITAS VARIABLE LIFE INSURANCE COMPANY

                                            ENDOWMENT AT AGE 100

Male Issue Age: 45                            Nontobacco                                   Preferred Underwriting Class

                                    PLANNED PERIODIC ANNUAL PREMIUM: $20000
                                      INITIAL SPECIFIED AMOUNT: $500000
                                            DEATH BENEFIT OPTION: B

                           USING MAXIMUM ALLOWABLE SCHEDULE OF COST OF INSURANCE RATES

                              0% Hypothetical Gross           6% Hypothetical Gross         12% Hypothetical Gross
                             Annual Investment Return       Annual Investment Return       Annual Investment Return
                                 (-2.02% Net)                   ( 3.98% Net)                     ( 9.98% Net)
                         -----------------------------     ---------------------------    ---------------------------
           Accumulated
 End Of    Premiums At    Accumu-     Cash                 Accumu-     Cash              Accumu-     Cash
 Policy    5% Interest     lation   Surrender    Death     lation    Surrender   Death    lation   Surrender   Death
  Year      Per Year       Value      Value     Benefit     Value      Value    Benefit   Value      Value    Benefit
  ----      --------       -----      -----     -------     -----      -----    -------   -------  -------    --------
    1          21000       17618      10903      517618     18734      12019     518734     19850     13135     519850
    2          43050       34002      27287      534002     37298      30583     537298     40729     34014     540729
    3          66202       49912      43197      549912     56453      49738     556453     63539     56824     563539
    4          90512       65348      58633      565348     76212      69497     576212     88464     81749     588464
    5         116038       80299      73584      580299     96581      89866     596581    115692    108977     615692
    6         142840       94767      88723      594767    117572     111528     617572    145445    139401     645445
    7         170982      108726     103354      608726    139175     133803     639175    177936    172564     677936
    8         200531      122152     117451      622151    161379     156678     661379    213402    208702     713402
    9         231557      135025     130996      635025    184176     180147     684176    252111    248082     752111
   10         264135      147313     143956      647314    207546     204188     707546    294336    290979     794336

   15         453149      199193     199193      699193    332497     332497     832497    570398    570398    1070398
   20         694384      231648     231648      731648    467870     467870     967870    995731    995731    1495731

 Ages
   60         453149      199193     199193      699193    332497     332497     832497    570398    570398    1070398
   65         694384      231648     231648      731648    467870     467870     967870    995731    995731    1495731
   70        1002268      236209     236209      736209    603994     603994    1103994   1647676   1647676    2147676
   75        1395214      199647     199647      699647    722919     722919    1222919   2644074   2644074    3144074

1) Assumes an annual $20000 premium is paid at the beginning of each policy year. Values would be different if premiums with a different frequency or in different amounts.

2) Assumes that no policy loan has been made. Excessive loans or withdrawals may cause this policy to lapse because of insufficient cash value.

THE HYPOTHETICAL INVESTMENT RATES OF RETURN SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS MADE BY AN OWNER, DEATH BENEFIT OPTION SELECTED,
PREVAILING INTEREST RATES AND RATES OF INFLATION. THE DEATH BENEFIT AND CASH VALUE FOR A CONTRACT WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL RATES OF RETURN AVERAGED 0%, 6%, AND 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL CONTRACT YEARS. NO REPRESENTATIONS CAN BE MADE BY AVLIC OR THE FUNDS THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

                                                                   ENCORE!    81